Loans and advances to clients (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets Considered To Be Impaired [Abstract]
With no Past-Due Balances or Less than 3 Months Past Due	R$ 12,000,867	R$ 10,844,831	R$ 10,550,548
With Balances Past Due by
3 to 6 Months	3,473,591	4,123,796	2,983,575
6 to 12 Months	4,929,099	3,791,805	4,921,527
12 to 18 Months	1,144,035	271,965	339,596
18 to 24 Months	325,701	20,825	53,578
More than 24 Months	552,508	91,773	38,308
Total	22,425,801	19,144,995	18,887,132
Debt Sector
Commercial and industrial	11,832,302	11,993,953	11,628,655
Real estate - Construction	1,035,352	781,886	718,514
Installment loans to individuals	9,499,148	6,304,134	6,487,717
Lease financing	58,999	65,022	52,246
Total	R$ 22,425,801	R$ 19,144,995	R$ 18,887,132